Income Tax - Schedule of Unrecognized Tax Benefits Roll Forward (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 0
Increases (decreases) in tax positions related to the current period	0
Increases (decreases) in tax positions related to prior periods	3,889,000
Increases (decreases) related to prior year tax positions as a result of lapse of statute	0
Ending balance	$ 3,889,000